Significant Components of Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Non-current deferred tax assets:
Net operating loss carry forwards	$ 33,413,500	$ 30,133,600
Research tax credit	3,459,600	3,267,000
Accrued expenses	80,000	267,000
Stock based compensation	4,194,500	2,451,000
Total deferred tax assets	41,147,600	36,118,600
Non-current deferred tax liability:
Bonus Section 401 adjustment	(30,400)	(61,000)
Depreciation and amortization	0	0
Total net deferred tax assets	41,117,200	36,057,600
Valuation allowance	(41,117,200)	(36,057,600)
Net deferred tax assets	$ 0	$ 0